Loans and Allowance for Credit Losses - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan syndications, amount	$ 100,000,000	$ 100,000,000
Financing receivable, excluding accrued interest, after allowance for credit loss	13,420,317,000	13,420,317,000	$ 12,157,281,000
Debt, long-term and short-term, combined amount	740,828,000	740,828,000	34,278,000
Mortgage loans partially or wholly-owned by others and serviced by the Company	84,000,000	84,000,000	95,800,000
Loan purchases	380,200,000
Financing receivable, allowance for credit loss, excluding accrued interest	142,211,000	142,211,000	$ 97,787,000	$ 113,031,000
Financing receivable, excluding accrued interest, allowance for credit loss, period increase (decrease)	$ 44,400,000	$ 17,300,000
Financing receivable, allowance for credit loss to outstanding, percent	1.05%	1.05%	0.80%
Financing receivable, allowance for credit loss to outstanding, percent, period increase (decrease)	25	3
Total loans	$ 13,575,531,000	$ 13,575,531,000	$ 12,281,510,000
Maximum number of days required for special mention	90 days
Amount of specific reserve associated with the TDR	$ 1,800,000	1,800,000	3,400,000
Amount of additional commitments to lend to borrowers who have been a party to a TDR	0	0	0
Outstanding recorded investment of loans that were new to troubled debt restructuring	11,000,000	11,000,000	800,000
Amounts charged-off on TDRs	0		0	200,000
Nonperforming Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans			9,040,062,000
Residential Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, collateral dependent loans	600,000	600,000	600,000
Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, collateral dependent loans	16,200,000	16,200,000	13,100,000
Unrated | Nonperforming Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans			872,544,000
Commercial and industrial | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest	26,859,000	26,859,000	18,018,000	26,617,000
Total loans	3,150,946,000	3,150,946,000	2,960,527,000
Commercial and industrial | Commercial Portfolio Segment | Nonperforming Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans			2,960,527,000
Commercial and industrial | Unrated | Commercial Portfolio Segment | Nonperforming Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans			171,537,000
Commercial and industrial | Unrated | Commercial Portfolio Segment | Nonperforming Loans | Paycheck Protection Program
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans	3,600,000	3,600,000	112,800,000
Commercial and industrial | Line of Credit | Unrated
Financing Receivable, Allowance for Credit Loss [Line Items]
Lines of credit, exposure	1,500,000	1,500,000
Business banking | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest	16,189,000	16,189,000	10,983,000	$ 13,152,000
Total loans	1,090,492,000	1,090,492,000	1,334,694,000
Business banking | Commercial Portfolio Segment | Nonperforming Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans			1,334,694,000
Business banking | Unrated | Commercial Portfolio Segment | Nonperforming Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans			696,629,000
Business banking | Unrated | Commercial Portfolio Segment | Nonperforming Loans | Paycheck Protection Program
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans	6,200,000	6,200,000	218,600,000
Business banking | Line of Credit | Unrated
Financing Receivable, Allowance for Credit Loss [Line Items]
Lines of credit, exposure	100,000	100,000
Unfunded Loan Commitment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest	13,200,000	13,200,000			$ 11,100,000
Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest			27,086,000
Cumulative effect accounting adjustment | Commercial and industrial | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest			11,533,000
Cumulative effect accounting adjustment | Business banking | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest			6,160,000
Cumulative effect accounting adjustment | Unfunded Loan Commitment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest					1,000,000
Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest					$ 124,900,000
Financing receivable, allowance for credit loss to outstanding, percent					1.02%
Short-term FHLB advances
Financing Receivable, Allowance for Credit Loss [Line Items]
FHLB advances	704,100,000	704,100,000	14,000,000
Federal Reserve Bank Advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Debt, long-term and short-term, combined amount	0	0	0
Asset Pledged as Collateral | Short-term FHLB advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, excluding accrued interest, after allowance for credit loss	3,900,000,000	3,900,000,000	2,600,000,000
Asset Pledged as Collateral | Federal Reserve Bank Advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, excluding accrued interest, after allowance for credit loss	$ 1,100,000,000	$ 1,100,000,000	$ 784,000,000